Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Components of Accumulated Other Comprehensive Loss
The components of accumulated other comprehensive loss are as follows:

	December 31,
	2019	2018
Unrecognized pension and postretirement costs, net of tax	$(7,071)	$(9,153)
Foreign currency translation losses, net of tax	(6,303)	(5,195)
Total accumulated other comprehensive loss, net of tax	$(13,374)	$(14,348)

Schedule of Changes in Accumulated Other Comprehensive (Loss) Income
Changes in accumulated other comprehensive (loss) income by component are as follows:

	Defined Benefit Pension and Postretirement Items		Foreign Currency Items		Total

	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2019	2018	2019	2018	2019	2018
Beginning Balance	$(9,153)	$34	$(5,195)	$(2,703)	$(14,348)	$(2,669)
Other comprehensive income (loss) before reclassifications, net of tax	1,990	(9,187)	(1,108)	(2,492)	882	(11,679)
Amounts reclassified from accumulated other comprehensive loss, net of tax (a)	92	—	—	—	92	—
Net current period other comprehensive income (loss)	2,082	(9,187)	(1,108)	(2,492)	974	(11,679)
Ending Balance	$(7,071)	$(9,153)	$(6,303)	$(5,195)	$(13,374)	$(14,348)
(a) See reclassifications from accumulated other comprehensive loss table below for details of reclassification from accumulated other comprehensive loss for the years ended December 31, 2019 and December 31, 2018.

Reclassifications From Accumulated Other Comprehensive Loss
Reclassifications from accumulated other comprehensive loss are as follows:

	December 31,
	2019	2018
Unrecognized pension and postretirement benefit items:
Prior service credit	$(2)	$—
Actuarial loss	94	—
Total before tax	92	—
Tax effect	—	—
Total reclassifications for the period, net of tax(a)	$92	$—
(a) The total reclassifications for the period are included in other income, net.